ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 565.7	$ 413.1
Accrued liabilities	355.7	277.0
Accrued interest	74.3	34.0
Accrued payroll and benefits	125.3	120.3
Deferred revenue	198.7	170.4
Accounts payable and accrued liabilities	$ 1,319.7	$ 1,014.8